Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue	Revenue in the prior year (2023) was generated by Fusion Fuel Portugal which was deconsolidated during 2024.
	2024	2023
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	1,605	-
Hydrogen technology (deconsolidated entity)	-	4,144
Total Revenue	1,605	4,144